INCOME TAXES - Reconciliation Of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Earnings before income taxes	$ 608.1	$ 95.2
Income tax provision - 26.6% (26.7% in 2016)	161.8	25.4
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than 26.6% (26.7% in 2016)	1.4	(20.4)
Permanent items that are not included in income / losses for tax purposes:
Non-deductible expenses	4.5	22.2
Losses not recognized for tax purposes	(1.1)	(5.8)
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	6.0	0.0
Non-resident withholding tax	2.6	2.8
Foreign exchange adjustments of tax receivable / payable balances	0.0	(0.2)
Under/(over) tax provisions	6.0	(7.6)
Tax benefit of losses recognized	0.0	(5.8)
Changes to accounting costs not reflected for statutory tax purposes	1.0	1.2
Changes in tax rates	0.8	(1.1)
Other	(3.2)	(0.6)
Other adjustments:
Unrecognized recoveries (expenses) in deferred tax provisions	(84.0)	18.4
Foreign exchange related to deferred income taxes	2.6	3.8
Other	(0.8)	1.1
Total income tax expense	$ 97.6	$ 33.4